Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$597,987.02

Principal:
Principal Collections	$9,291,569.76
Prepayments in Full	$4,559,490.36
Liquidation Proceeds	$66,375.65
Recoveries	$22,343.13
Sub Total	$13,939,778.90
Collections:	$14,537,765.92

Purchase Amounts:
Purchase Amounts Related to Principal	$59,278.31
Purchase Amounts Related to Interest	$92.47
Sub Total	$59,370.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,597,136.70

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,597,136.70
Servicing Fee	$211,536.16	$211,536.16	$0.00	$0.00	$14,385,600.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,385,600.54
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,385,600.54
Interest - Class A-3 Notes	$91,004.20	$91,004.20	$0.00	$0.00	$14,294,596.34
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$14,215,058.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,215,058.84
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$14,171,889.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,171,889.26
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$14,122,912.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,122,912.93
Regular Principal Payment	$12,857,186.55	$12,857,186.55	$0.00	$0.00	$1,265,726.38
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,265,726.38
Residual Released to Depositor	$0.00	$1,265,726.38	$0.00	$0.00	$0.00
Total		$14,597,136.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,857,186.55
Total					$12,857,186.55
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,857,186.55	$40.88	$91,004.20	$0.29	$12,948,190.75	$41.17
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$12,857,186.55	$15.27	$262,687.61	$0.31	$13,119,874.16	$15.58

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$105,004,844.12	0.3338787	$92,147,657.57	0.2929973
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$217,814,844.12	0.2587459	$204,957,657.57	0.2434726

Pool Information
Weighted Average APR	2.832%	2.835%
Weighted Average Remaining Term	31.94	31.16
Number of Receivables Outstanding	15,693	15,203
Pool Balance	$253,843,392.01	$239,823,830.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$234,651,253.50	$221,794,066.95
Pool Factor	0.2776691	0.2623337

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$18,029,763.26
Targeted Overcollateralization Amount	$34,866,172.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,866,172.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	29

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	26	$42,847.72
(Recoveries)	32	$22,343.13
Net Loss for Current Collection Period		$20,504.59
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.0969%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4466%
Second Prior Collection Period			0.1017%
Prior Collection Period			0.2896%
Current Collection Period			0.0997%
Four Month Average (Current and Prior Three Collection Periods)			0.2344%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1354	$3,188,984.00
(Cumulative Recoveries)			$979,137.87
Cumulative Net Loss for All Collection Periods			$2,209,846.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2417%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,355.23
Average Net Loss for Receivables that have experienced a Realized Loss			$1,632.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.11%	135	$2,657,194.10
61-90 Days Delinquent	0.17%	16	$396,065.22
91-120 Days Delinquent	0.02%	1	$40,577.89
Over 120 Days Delinquent	0.04%	3	$101,658.16
Total Delinquent Receivables	1.33%	155	$3,195,495.37
Repossession Inventory:
Repossessed in the Current Collection Period		3	$82,729.51
Total Repossessed Inventory		5	$159,425.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.1609%
Prior Collection Period		0.1402%
Current Collection Period		0.1316%
Three Month Average		0.1442%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.2245%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	29

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	47	$1,109,119.16
2 Months Extended	53	$1,146,420.02
3+ Months Extended	6	$168,732.21

Total Receivables Extended	106	$2,424,271.39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer